Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017
Non-current assets
Intangible assets	€ 3,495	€ 3,495
Property, plant and equipment	2,597	2,557
Deposits	1,115	293
Total non-current assets	7,207	6,345
Current assets
Trade receivables	17	188
Other receivables	1,826	1,410
Prepayments	5,934	6,907
Income taxes receivable	1,279	778
Cash and cash equivalents	352,601	195,351
Total current assets	361,657	204,634
Total assets	368,864	210,979
Equity
Share capital	5,619	4,967
Distributable equity	326,606	182,244
Total equity	332,225	187,211
Current liabilities
Trade payables and other payables	36,614	23,768
Income taxes payable	25
Total liabilities	36,639	23,768
Total equity and liabilities	€ 368,864	€ 210,979